Significant Accounting Policies (Details) - Schedule of Net Equity (Debt) Analysis - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Debt Analysis [Abstract]
Cash, cash equivalents, and restricted cash (Note 4)	$ 21,973,395	$ 8,230,644
Borrowings – repayable within one year	(3,441,390)	(6,330,116)
Borrowings – repayable after one year	(44,410)	(15,355,467)
Net equity (debt)	$ 18,487,595	$ (13,454,939)